Income taxes - Net deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 28,707	$ 28,350
Capitalized start-up costs and research expenses	13,004	7,358
Research and development credits	4,977	3,762
Accruals, reserves and other	1,144	1,013
Lease liabilities	47	73
Total gross deferred assets	47,879	40,556
Valuation allowance	(47,834)	(40,484)
Total deferred tax assets	45	72
Deferred tax liabilities:
Right-of-use assets	(45)	(72)
Increase in valuation allowance	7,400	$ 5,600
Federal net operating loss (NOL) carryforwards available to offset future federal income	128,200
Net operating loss carryforwards subject to expiration	91,000
Net operating loss carryforwards not subject to expiration	37,200
State net operating loss (NOL) carryforwards available to offset future state income	25,500
Federal research and development tax credit carryforwards available to reduce future tax liabilities subject to expire	4,400
State credit carryforwards of available to reduce future tax liabilities which do not expire	$ 2,500